Summary of Significant Accounting Policies - Pension and Tropical Severance Plans (Details) (Foreign plans)	12 Months Ended
Dec. 31, 2013
Foreign plans
Defined Benefit Plan and Severance [Line Items]
Discount rate used to reflect inflation	10-year U.S. Treasury rate